Liabilities and off-balance sheet commitments by maturity (Tables)	12 Months Ended
Dec. 31, 2024
Liabilities and off-balance sheet commitments by maturity [abstract]
Schedule of maturity of financial and non-financial liabilities

Liabilities and off-balance sheet commitments by maturity
in EUR million
2024	Less than 1 month [1]	1–3 months	3–12 months	1–5 years	Over 5 years	Maturity not applicable	Adjustment [2]	Total
Deposits from banks	9,104	1,367	2,085	1,637	2,484		47	16,723
Customer deposits	610,184	23,312	49,284	4,448	2,081		2,352	691,661
Financial liabilities at fair value through profit or loss
– Other trading liabilities	5,790	230	313	1,325	1,465		-34	9,089
– Trading derivatives	2,631	2,367	3,730	7,641	5,499		4,298	26,166
– Non-trading derivatives	419	57	-36	711	149		801	2,101
– Designated at fair value through profit or loss	32,644	5,842	1,798	5,097	4,367	34	-239	49,543
Debt securities in issue	1,949	18,610	33,037	55,221	34,857		-1,307	142,367
Subordinated loans					9,962	8,415	-499	17,878
Lease liabilities	20	44	162	607	328		-45	1,116
Financial liabilities	662,741	51,829	90,375	76,688	61,191	8,448	5,374	956,646

Other liabilities [3]	7,718	530	3,371	1,423	470			13,512

Total liabilities	670,459	52,359	93,745	78,111	61,661	8,448	5,374	970,158

Coupon interest due on financial liabilities	2,284	1,603	5,903	10,191	8,137	514		28,632

Contingent liabilities in respect of
– Discounted bills
– Guarantees	26,355			3	550			26,908
– Irrevocable letters of credit	16,388							16,388
Guarantees issued by ING Groep N.V.	210							210
Irrevocable facilities	175,000	9	15	143	56			175,222
	217,953	9	15	146	606			218,728
[1]     Includes liabilities on demand.
[2]     This column reconciles the contractual undiscounted cash flows on financial liabilities to the statement of financial position values. The adjustments mainly relate to the impact of discounting and fair value hedge adjustments, and for derivatives, to the fact that the contractual cash flows are presented on a gross basis (unless the cash flows are actually settled net).
[3]     Includes Other liabilities, Current and deferred tax liabilities, and Provisions as presented in the Consolidated statement of financial position.

Liabilities and off-balance sheet commitments by maturity
in EUR million
2023	Less than 1 month [1]	1–3 month	3–12 months	1–5 years	Over 5 years	Maturity not applicable	Adjustment [2]	Total
Deposits from banks	9,294	7,800	2,074	1,898	2,002		189	23,257
Customer deposits	583,335	19,510	40,976	3,585	1,931		939	650,276
Financial liabilities at fair value through profit or loss
– Other trading liabilities	10,981	697	545	1,003	897		-36	14,087
– Trading derivatives	2,292	2,243	5,148	10,204	7,110		-3,865	23,132
– Non-trading derivatives	505	96	139	1,002	355		-78	2,019
– Designated at fair value through profit or loss	29,856	12,754	5,442	3,834	3,546	25	-57	55,400
Debt securities in issue	3,442	10,801	34,882	47,134	31,196		-2,786	124,670
Subordinated loans					9,104	6,988	-691	15,401
Lease liabilities	17	45	175	627	359		-61	1,162
Financial liabilities	639,722	53,946	89,381	69,286	56,500	7,014	-6,446	909,403

Other liabilities [3]	9,739	619	2,829	1,662	420			15,268

Total liabilities	649,462	54,565	92,209	70,948	56,920	7,014	-6,446	924,671

Coupon interest due on financial liabilities	1,047	1,653	6,014	10,007	5,030	402		24,153

Contingent liabilities in respect of
– Discounted bills	2							2
– Guarantees	27,340			4	550			27,894
– Irrevocable letters of credit	14,925							14,925
Guarantees issued by ING Groep N.V.	197							197
Irrevocable facilities	166,361	12	63	314	60			166,810
	208,825	12	63	318	610			209,828
[1]Includes liabilities on demand.
[2]This column reconciles the contractual undiscounted cash flows on financial liabilities to the statement of financial position values. The adjustments mainly relate to the impact of discounting and fair value hedge adjustments, and for derivatives, to the fact that the contractual cash flows are presented on a gross basis (unless the cash flows are actually settled net).
[3]Includes Other liabilities, Current and deferred tax liabilities, and Provisions as presented in the Consolidated statement of financial position.